Summary of Significant Accounting Policies - Additional Information 2 (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) Unit $ / shares $ / EquityUnit shares	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) Unit $ / shares $ / EquityUnit shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Unit $ / shares $ / EquityUnit shares Bcf	Dec. 31, 2014 USD ($) Unit $ / shares $ / EquityUnit shares	Dec. 31, 2013 USD ($) $ / shares shares
Operations And Summary Of Significant Accounting Policies [Line Items]
Stock-based compensation expense recognized			$ 2,493,000	$ 3,982,000	$ 8,149,000	$ 10,697,000	$ 12,785,000
Number of Options Outstanding | shares					11,730	23,030
Weighted average exercise price | $ / shares					$ 166.10	$ 164.50
Quantity of bcf in swap agreements | Bcf					1.8
Derivative financial instruments					$ 1,400,000	$ 0
U.S. Federal
Operations And Summary Of Significant Accounting Policies [Line Items]
Additional valuation allowance on net operating loss carryforwards, net of federal tax benefit	$ 17,900,000		17,900,000
State and Local Jurisdiction
Operations And Summary Of Significant Accounting Policies [Line Items]
Additional valuation allowance on net operating loss carryforwards, net of federal tax benefit	$ 4,900,000		$ 4,900,000
Restricted Stock
Operations And Summary Of Significant Accounting Policies [Line Items]
Number of shares granted | shares			229,618		202,074
Restricted stock grant date fair value			$ 1,300,000
Grant date fair value of share units, per unit | $ / shares			$ 5.45		$ 26.70	$ 101.20	$ 82.20
Shares of unvested restricted stock outstanding | shares	354,974		354,974		314,060	241,505	303,178
Weighted average grant date fair value of stock grants per share | $ / shares	$ 15.25		$ 15.25		$ 49.55	$ 99.55
Unrecognized compensation cost	$ 4,400,000		$ 4,400,000		$ 5,100,000
Period in which compensation cost expected to be recognized			2 years 1 month 6 days		1 year 9 months 18 days
Potential Performance Shares (PSU)
Operations And Summary Of Significant Accounting Policies [Line Items]
Restricted stock grant date fair value					$ 700,000	$ 3,700,000
Unrecognized compensation cost	$ 1,700,000		$ 1,700,000
Period in which compensation cost expected to be recognized			1 year 8 months 12 days
Number of units granted | Unit			60,013		94,250	37,792
Performance units grant date fair value			$ 400,000
Grant date fair value of share units, per unit | $ / EquityUnit			7.00		7.30	99.05
Number of performance stock units ("PSUs") outstanding | Unit	134,627		134,627		133,921	74,614
Weighted average grant date fair value of PSUs per unit | $ / EquityUnit	22.09		22.09
Potential Performance Shares (PSU) | Minimum
Operations And Summary Of Significant Accounting Policies [Line Items]
Common stock, shares, potentially issuable in exchange for Share Units | shares	0		0
Potential Performance Shares (PSU) | Maximum
Operations And Summary Of Significant Accounting Policies [Line Items]
Common stock, shares, potentially issuable in exchange for Share Units | shares	269,253		269,253
Stock Options
Operations And Summary Of Significant Accounting Policies [Line Items]
Unrecognized compensation cost	$ 0		$ 0
Number of Options Outstanding | shares	11,730		11,730
Weighted average exercise price | $ / shares	$ 166.10		$ 166.10
Number of option, Exercised | shares			0		0	0	0
General and Administrative Expense
Operations And Summary Of Significant Accounting Policies [Line Items]
Stock-based compensation expense recognized	$ 1,200,000	$ 2,100,000	$ 2,500,000	$ 4,000,000	$ 8,100,000	$ 10,700,000	$ 12,800,000